Other comprehensive income - Items not reclassified: benefit plans (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Items not reclassified to profit or loss
Decrease in benefit liability from remeasurement	€ 833
Inflation rates	7.72%
SPAIN
Items not reclassified to profit or loss
Discount rates	1.10%	1.55%
UK
Items not reclassified to profit or loss
Increase (decrease) in accumulated actuarial losses/profits	€ 314
Inflation rates	7.72%
BRAZIL | Pension defined benefit plans [member]
Items not reclassified to profit or loss
Discount rates	7.72%	9.11%
BRAZIL | Post-employment medical defined benefit plans [member]
Items not reclassified to profit or loss
Discount rates	7.86%	9.26%
United Kingdom and Brazil
Items not reclassified to profit or loss
Discount rates	2.35%	2.90%
Discount rate actuarial assumptions | SPAIN
Items not reclassified to profit or loss
Increase (decrease) in accumulated actuarial losses/profits	€ 161
Discount rate actuarial assumptions | BRAZIL
Items not reclassified to profit or loss
Increase (decrease) in accumulated actuarial losses/profits	304
Discount rate actuarial assumptions | Other Regions [Member]
Items not reclassified to profit or loss
Increase (decrease) in accumulated actuarial losses/profits	€ 54